FINANCIAL RISK MANAGEMENT - Gain (loss) on derivative financial instruments included in earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Line Items]
Realized gain (loss)	$ (52)	$ (43)
Unrealized gain (loss)	(1)	(36)
Total gain (loss)	(53)	(79)
Foreign exchange derivative contracts [member]
Disclosure Of Financial Instruments [Line Items]
Realized gain (loss)	(4)	(9)
Unrealized gain (loss)	(1)	(36)
Total gain (loss)	(5)	(45)
Foreign exchange derivative contracts [member] | Recorded in sales [member]
Disclosure Of Financial Instruments [Line Items]
Realized gain (loss)	0	(4)
Unrealized gain (loss)	(5)	1
Total gain (loss)	(5)	(3)
Foreign exchange derivative contracts [member] | Recorded in cost of sales [member]
Disclosure Of Financial Instruments [Line Items]
Realized gain (loss)	1	2
Unrealized gain (loss)	0	0
Total gain (loss)	1	2
Foreign exchange derivative contracts [member] | Recorded in other expenses [member]
Disclosure Of Financial Instruments [Line Items]
Realized gain (loss)	(5)	(7)
Unrealized gain (loss)	4	(37)
Total gain (loss)	(1)	(44)
Natural gas derivative contracts [member]
Disclosure Of Financial Instruments [Line Items]
Realized gain (loss)	(48)	(34)
Unrealized gain (loss)	0	0
Total gain (loss)	(48)	(34)
Natural gas derivative contracts [member] | Recorded in cost of sales [member]
Disclosure Of Financial Instruments [Line Items]
Realized gain (loss)	(48)	(34)
Unrealized gain (loss)	0	0
Total gain (loss)	$ (48)	$ (34)